CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues
Oil and gas sales	$ 57,764	$ 73,065	$ 213,744	$ 218,243	$ 287,179	$ 650,648
Gain on settlement and sale of oil and gas properties	0	0	0	64,824	153,624	637,248
Total revenues	57,764	73,065	213,744	283,067	440,803	1,287,896
Operating Expenses:
Lease operating costs	13,145	20,585	70,885	83,712	105,245	159,800
Exploration and dry hole cost	0	0	2,218	0	3,000	2,513
Production taxes	3,322	4,097	11,813	11,152	14,690	32,704
General and administrative	510,636	190,675	1,628,124	1,258,833	1,961,314	4,389,788
Impairment of oil and natural gas properties	0	0	0	0	0	867,048
Depreciation, depletion, amortization, and accretion	29,916	32,729	92,216	109,016	135,009	637,121
Total operating expenses	557,019	248,086	1,805,256	1,462,713	2,219,258	6,088,974
Loss from operations	(499,255)	(175,021)	(1,591,512)	(1,179,646)	(1,778,455)	(4,801,078)
Other Income (Expense):
Management fee income	869	772	2,768	3,413	5,972	8,028
Interest expense	(106,742)	(33,300)	(294,733)	(99,613)	(134,116)	(112,468)
Total other income and expense	(105,873)	(32,528)	(291,965)	(96,200)	(128,144)	(104,440)
Loss before Tax Benefit	(605,128)	(207,549)	(1,883,477)	(1,275,846)	(1,906,599)	(4,905,518)
Tax benefit	0	0	0	0	0	0
Net loss	(605,128)	(207,549)	(1,883,477)	(1,275,846)	(1,906,599)	(4,905,518)
Less: Net loss attributable to non-controlling interest	(5,954)	(12,033)	(31,752)	(95,229)	(54,975)	(728,218)
Net loss attributable to Victory Energy Corporation	$ (599,174)	$ (195,516)	$ (1,851,725)	$ (1,180,617)	$ (1,851,624)	$ (4,177,300)
Weighted average shares, basic and diluted (in shares)	31,220,326	31,220,326	31,220,326	31,220,326	31,220,326	29,803,421
Net income (loss) per share, basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.04)	$ (0.06)	$ (0.14)